Ordinary shares	12 Months Ended
Dec. 31, 2014
Ordinary shares [Abstract]
Ordinary shares
17.	Ordinary shares

The Company's Memorandum and Articles of Association authorized the Company to issue 409,472,700 and 500,000,000 ordinary shares of US$0.0001 par value as of December 31, 2013 and 2014, respectively. The holders of ordinary shares are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon the completion of the Company's IPO on August 7, 2014 (Note 1.3), the Company's shares were divided into Class A ordinary shares and Class B ordinary shares, par value of US$0.0001.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The authorized share capital of the Company was US$50,000 as of December 31, 2014, consisting of 500,000,000 ordinary shares of US$0.0001 each. Movements of issued and outstanding Class A ordinary shares and Class B ordinary shares during 2014 was as follows:

	Number of ordinary shares
	Class A	Class B	Total
As at January 1, 2014	N/A	N/A	41,032,120

Division upon IPO	4,849,650	36,182,470	41,032,120
Issuance of ordinary shares upon IPO	42,353,333	—	42,353,333
Conversion of preference shares upon IPO	45,263,650	45,263,650	90,527,300

As at December 31, 2014	92,466,633	81,446,120	173,912,753

Repurchases

In connection with the issuance of the Series C and Series A-1 Preferred Shares in September 2013, the Company repurchased 1,707,880 ordinary shares from Mr. Chen for a total consideration of US$720,000 (equivalent to RMB4,456,512). The price paid for each ordinary share was US$0.42158 (equivalent to RMB2.6093) which approximated the then fair value. The ordinary shares repurchased were immediately cancelled by the Company.

Before the Reorganization, Mr. Li was one of the investors of Shenzhen iDreamSky, a liquidation preference was additionally granted to Li Meiping Ordinary shares in the Reorganization. The increase in fair value of Li Meiping Ordinary shares of US$48,000 (equivalent to RMB300,000) caused by such additional liquidation preference at the time of Reorganization was accounted for as deemed dividend.

Li Meiping Ordinary shares were repurchased by the Company in September 2013 for US$0.4216 per share and were then cancelled. The excess amount of the repurchase price over the carrying amount of the ordinary shares held by Mr. Li was accounted for as deemed dividend of US$4,747,000 (equivalent to RMB29,075,000).